Note 12. Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]

12.  Fair Value Measurements

The Company determines fair value utilizing a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The fair value hierarchy gives the highest priority to quoted market prices (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of inputs used to measure fair value are as follows:

  Level 1 – quoted prices in active markets for identical assets or liabilities accessible by the reporting entity.
  Level 2 – observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
  Level 3 – unobservable inputs for an asset or liability. Unobservable inputs should only be used to the extent observable inputs are not available.

The following table details the assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, respectively, and the level within the fair value hierarchy used to measure each category of assets.

Quoted Prices in
		Active Markets for	Significant Other	Significant
	Balance as of	Identifiable Assets	Observable Inputs	Unobservable
Description	December 31, 2011	or Liabilities (Level 1)	(Level 2)	Inputs (Level 3)

Prepaid expenses and other - Derivatives	$ 30	$ -	$ 30	$ -

Accrued and other liabilities - Derivatives	$ 274	$ -	$ 274	$ -

Quoted Prices in
		Active Markets for	Significant Other	Significant
	Balance as of	Identifiable Assets	Observable Inputs	Unobservable
Description	December 31, 2010	or Liabilities (Level 1)	(Level 2)	Inputs (Level 3)

Prepaid expenses and other - Derivatives	$ 878	$ -	$ 878	$ -

Accrued and other liabilities - Derivatives	$ 910	$ -	$ 910	$ -

See Note 12 – Derivative Instruments for further information on the derivative balances shown above.

There were no transfers between Levels 1, 2, or 3 fair value measurements during the year ended December 31, 2011, the period from December 3, 2010 through December 31, 2010, or the period from January 1, 2010 through December 2, 2010.  The Company has various financial instruments, including cash and cash equivalents, short and long-term debt and forward contracts.  While these financial instruments are subject to concentrations of credit risk, the Company has minimized this risk by entering into these arrangements with a diversified group of highly-rated counterparties.  The Company does not expect any counterparties to fail to meet their obligations.

The fair value of cash and cash equivalents, accounts receivable and accounts payable approximated fair value due to the short-term nature of these instruments at both December 31, 2011 and 2010.  See Note 9 - Debt and Capital Lease Obligations for the fair value estimate of debt.